Shareholders’ Equity	12 Months Ended
Dec. 31, 2020
Stockholders' Equity Note [Abstract]
Shareholders’ Equity	Shareholders’ Equity
Authorization

AltaGas is authorized to issue an unlimited number of voting common shares. AltaGas is also authorized to issue such number of Preferred Shares in series at any time as have aggregate voting rights either directly or on conversion or exchange that in the aggregate represent less than 50 percent of the voting rights attaching to the then issued and outstanding Common Shares.
Dividend Reinvestment and Optional Cash Purchase Plan (DRIP or the Plan)

The Plan consisted of two components: a Dividend Reinvestment component and an Optional Cash Purchase component. The Premium Dividend™ component of the plan was suspended in December 2018. The Dividend Reinvestment and Optional Cash Purchase component was suspended in December 2019, with the December dividend (paid January 2020) being the last dividend payment eligible for reinvestment by participating shareholders under the DRIP. The Plan in its entirety will remain suspended until further notice.

Common Shares Issued and Outstanding	Number of shares	Amount
January 1, 2019	275,224,066	$6,654
Shares issued for cash on exercise of options	76,177	1
Deferred taxes on share issuance cost	—	(4)
Shares issued under DRIP	3,774,442	68
December 31, 2019	279,074,685	$6,719
Shares issued for cash on exercise of options	88,082	1
Deferred taxes on share issuance cost	—	(3)
Shares issued under DRIP	331,532	6
Issued and outstanding at December 31, 2020	279,494,299	$6,723

Preferred Shares

As at	December 31, 2020		December 31, 2019
Issued and Outstanding	Number of shares	Amount	Number of shares	Amount
Series A	6,746,679	$169	5,511,220	$138
Series B	1,253,321	31	2,488,780	62
Series C	8,000,000	206	8,000,000	206
Series E	8,000,000	200	8,000,000	200
Series G	6,885,823	172	6,885,823	172
Series H	1,114,177	28	1,114,177	28
Series I	—	—	8,000,000	200
Series K	12,000,000	300	12,000,000	300
Share issuance costs, net of taxes		(29)		(29)
	44,000,000	$1,077	52,000,000	$1,277

On December 31, 2020, all outstanding Series I shares were redeemed. No gain or loss was recognized upon redemption. In 2019, all outstanding Washington Gas preferred shares were redeemed. A gain of $4 million was recognized upon redemption.
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The following table outlines the characteristics of the cumulative redeemable preferred shares (a):

	Current yield	Annual dividend per share(b)	Redemption price per share	Redemption and conversion option date(c)(d)	Right to convert into(d)
Series A (e)	3.060%	$0.76500	$25	September 30, 2025	Series B
Series B (f) (g)	Floating	Floating	$25	September 30, 2025	Series A
Series C (h)	5.290%	US$1.32250	US$25	September 30, 2022	Series D
Series E (e)	5.393%	$1.34825	$25	December 31, 2023	Series F
Series G (e)	4.240%	$1.06050	$25	September 30, 2024	Series H
Series H (f) (g)	Floating	Floating	$25	September 30, 2024	Series G
Series K (i)	5.000%	$1.25000	$25	March 31, 2022	Series L
(a)This table only includes those series of preferred shares that are currently issued and outstanding. The Corporation is authorized to issue up to 8,000,000 of each of Series D Shares, Series F Shares, and up to 12,000,000 of Series L Shares, subject to certain conditions, upon conversion by the holders of the applicable currently issued and outstanding series of preferred shares noted opposite such series in the table on the applicable conversion option date. If issued upon the conversion of the applicable series of preferred shares, Series F Shares, and Series L Shares are also redeemable for $25.50, and Series D Shares are redeemable for US$25.50 on any date after the applicable conversion option date, plus all accrued but unpaid dividends to, but excluding, the date fixed for redemption.
(b)The holders of Series A Shares, Series C Shares, Series E Shares, Series G Shares, Series H Shares, and Series K Shares are entitled to receive a cumulative quarterly fixed dividend as and when declared by the Board of Directors. The holders of Series B Shares and Series H Shares are entitled to receive a quarterly floating dividend as and when declared by the Board of Directors. If issued upon the conversion of the applicable series of Preferred Shares, the holders of Series D Shares, Series F Shares, and Series L Shares will be entitled to receive a quarterly floating dividend as and when declared by the Board of Directors.
(c)AltaGas may, at its option, redeem all or a portion of the outstanding shares for the redemption price per share, plus all accrued and unpaid dividends on the applicable redemption option date and on every fifth anniversary thereafter.
(d)The holder will have the right, subject to certain conditions, to convert their preferred shares of a specified series into Preferred Shares of that other specified series as noted in this column of the table on the applicable conversion option date and every fifth anniversary thereafter.
(e)Holders of Series A Shares, Series E Shares, and Series G Shares will be entitled to receive cumulative quarterly fixed dividends, which will reset on the redemption and conversion option date and every fifth year thereafter, at a rate equal to the sum of the then five-year Government of Canada bond yield plus 2.66 percent (Series A Shares), 3.17 percent (Series E Shares), and 3.06 percent (Series G Shares).
(f)Holders of Series B Shares and Series H Shares will be entitled to receive cumulative quarterly floating dividends, which will reset each quarter thereafter at a rate equal to the sum of the then 90-day government of Canada Treasury Bill rate plus 2.66 percent (Series B Shares) and 3.06 percent (Series H Shares). Each quarterly dividend is calculated as the annualized amount multiplied by the number of days in the quarter, divided by the number of days in the year. Commencing December 31, 2020, the floating quarterly dividend rate is $0.17069 per share for Series B Shares and $0.195349 per share for Series H Shares for the period starting December 31, 2020 to, but excluding, March 31, 2021.
(g)Series B Shares can be redeemed for $25.50 per share on any date after September 30, 2015 that is not a Series B conversion date, plus all accrued and unpaid dividends to, but excluding, the date fixed for redemption. Series H Shares can be redeemed for $25.50 per share on any date after September 30, 2019 that is not a Series H conversion date, plus all accrued and unpaid dividends to, but excluding, the date fixed for redemption.
(h)Holders of Series C Shares will be entitled to receive cumulative quarterly fixed dividends, which will reset on the redeemable and conversion option date and every fifth year thereafter, at a rate equal to the sum of the five-year U.S. Government bond yield plus 3.58 percent.
(i)Holders of Series K Shares will be entitled to receive cumulative quarterly fixed dividends, which will reset on the redeemable and conversion option date and every fifth year thereafter, at a rate equal to the then five-year Government of Canada bond yield plus 3.80 percent, provided that, in any event, such rate shall not be less than 5.00 percent per annum.

Share Option Plan

AltaGas has an employee share option plan under which officers, employees, and service providers (as defined by the TSX) are eligible to receive grants. As at December 31, 2020, 13,915,160 shares were reserved for issuance under the plan.

As at December 31, 2020, share options granted under the plan have a term between six and ten years until expiry and vest no longer than over a four‑year period.

As at December 31, 2020, the unexpensed fair value of share option compensation cost associated with future periods was $4 million (December 31, 2019 ‑ $5 million).
The following table summarizes information about the Corporation’s share options:

	December 31, 2020		December 31, 2019
As at	Options outstanding		Options outstanding
	Number of options	Exercise price (a)	Number of options	Exercise price (a)
Share options outstanding, beginning of year	7,043,956	$22.49	6,309,183	$25.18
Granted	2,501,755	19.46	2,287,385	19.12
Exercised	(88,082)	14.89	(76,177)	14.52
Forfeited	(631,549)	26.00	(1,165,435)	27.31
Expired	(463,869)	27.69	(311,000)	36.16
Share options outstanding, end of year	8,362,211	$21.06	7,043,956	$22.49
Share options exercisable, end of year	3,607,391	$23.59	2,921,642	$27.70
(a)Weighted average.

As at December 31, 2020, the aggregate intrinsic value of the total share options exercisable was $5 million (December 31, 2019 - $3 million), the total intrinsic value of share options outstanding was $9 million (December 31, 2019 - $12 million) and the total intrinsic value of share options exercised was less than $1 million (December 31, 2019 - less than $1 million).

The following table summarizes the employee share option plan as at December 31, 2020:

	Options outstanding			Options exercisable
	Number outstanding	Weighted average exercise price	Weighted average remaining contractual life (years)	Number exercisable	Weighted average exercise price	Weighted average remaining contractual life (years)
$14.52 to $18.00	2,446,392	$15.24	4.07	1,359,457	$14.92	4.00
$18.01 to $25.08	3,930,345	19.56	4.80	528,252	19.54	4.47
$25.09 to $41.00	1,985,474	31.21	1.82	1,719,682	31.68	1.64
	8,362,211	$21.06	3.88	3,607,391	$23.59	2.95

The fair value of each option granted is estimated on the date of grant using the Black-Scholes-Merton option pricing model. The weighted average grant date fair value and assumptions are as follows:

Year ended December 31	2020	2019
Fair value per options ($)	2.61	2.30
Risk-free interest rate (%)	1.54	1.48
Expected life (years)	6	6
Expected volatility (%)	25.40	24.84
Annual dividend per share ($) (a)	0.96	0.96
Forfeiture rate (%)	—	—
(a)Annual dividend per share is calculated based on a weighted average share price and forward dividend yields as the grant dates.

Phantom Unit Plan (Phantom Plan) and Deferred Share Unit Plan (DSUP)

AltaGas has a Phantom Plan for employees and executive officers, which includes restricted units (RUs) and performance units (PUs) with vesting periods of 36 to 44 months from the grant date. In addition, AltaGas has a DSUP, which allows granting of deferred share units (DSUs) to directors. DSUs granted under the DSUP vest immediately but settlement of the DSUs occur when the individual ceases to be a director.

PUs, RUs, and DSUs (number of units)	2020	2019
Balance, beginning of year	6,484,831	9,908,154
Granted	1,158,547	674,971
Vested and paid out	(681,841)	(791,335)
Forfeited	(1,342,832)	(3,377,962)
Units in lieu of dividends	113,429	71,003
Outstanding, end of year	5,732,134	6,484,831

For the year ended December 31, 2020, the compensation expense recorded for the Phantom Plan and DSUP was $16 million (2019 – $22 million). As at December 31, 2020, the unrecognized compensation expense relating to the remaining vesting period for the Phantom Plan was $23 million (December 31, 2019 ‑ $22 million) and is expected to be recognized over the vesting period.